Goodwill and Intangible Assets - Summary of Impairment Testing of Goodwill (Detail) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of reconciliation of changes in goodwill [Line items]
Goodwill Beginning balance	$ 5,713	$ 5,884
Goodwill Additions/ disposals	(65)
Effect of changes in foreign exchange rates	216	(171)
Goodwill Ending balance	5,864	5,713
Asia Insurance, excluding Japan [member]
Disclosure of reconciliation of changes in goodwill [Line items]
Goodwill Beginning balance	154	160
Effect of changes in foreign exchange rates	11	(6)
Goodwill Ending balance	165	154
Japan insurance [member]
Disclosure of reconciliation of changes in goodwill [Line items]
Goodwill Beginning balance	391	403
Effect of changes in foreign exchange rates	44	(12)
Goodwill Ending balance	435	391
Canadian insurance [member]
Disclosure of reconciliation of changes in goodwill [Line items]
Goodwill Beginning balance	1,954	1,960
Effect of changes in foreign exchange rates	8	(6)
Goodwill Ending balance	1,962	1,954
US insurance [member]
Disclosure of reconciliation of changes in goodwill [Line items]
Goodwill Beginning balance	400	428
Goodwill Additions/ disposals	(65)
Effect of changes in foreign exchange rates	32	(28)
Goodwill Ending balance	367	400
Asia wealth and asset management [member]
Disclosure of reconciliation of changes in goodwill [Line items]
Goodwill Beginning balance	180	194
Effect of changes in foreign exchange rates	16	(14)
Goodwill Ending balance	196	180
Canada wealth and asset management [member]
Disclosure of reconciliation of changes in goodwill [Line items]
Goodwill Beginning balance	1,436	1,436
Goodwill Ending balance	1,436	1,436
US wealth and asset management [member]
Disclosure of reconciliation of changes in goodwill [Line items]
Goodwill Beginning balance	1,198	1,303
Effect of changes in foreign exchange rates	105	(105)
Goodwill Ending balance	$ 1,303	$ 1,198